BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
29. BALANCES AND TRANSACTIONS WITH RELATED PARTIES
29.a. Balances and transactions with related parties
The main balances of assets and liabilities with related parties arise from transactions with companies related to the controlling group, which were carried out at prices and other commercial conditions as agreed in a contract between the parties and refer to:
a)Fixed and mobile telephone services, provided to Telefónica Group companies.
b)Fiber optic network construction consultancy service.
c)Values referring to installments receivable as a result of the sale of equity interests and capital contributions, as well as the updating of these values.
d)Shared services, passed on at the cost actually incurred.
e)Right to use certain software licenses and contracted maintenance and support services.
f)International transmission infrastructure for various contracted data circuits and connection services.
g)Adquira Sourcing Platform, an online solution for negotiating the purchase and sale of various types of goods and services.
h)Cost Sharing Agreement, reimbursement of expenses related to the digital business.
i)Financial Clearing House Roaming, inflows of funds for payments and receipts arising from the roaming operation.
j)Data communication services and integrated solutions.
k)Long-distance calling and international roaming services
l)Disposal of assets
m)Brand Fee, for the assignment of use of brand rights.
n)Rental of buildings, data circuit or infrastructure.
o)Factoring operations, financing line for services provided by Telefónica Group suppliers.
p)Contracts for the assignment of rights to use the pipeline network, duct rental services for fiber optics and right-of-way occupation contracts with various highway concessionaires.
The Company and its subsidiaries sponsor pension plans and other post-employment benefits for its employees with Visão Prev and Sistel (Note 31.).
Telefônica Corretora de Seguros (“TCS“) acts as an intermediary in transactions between insurance companies and the Company and its subsidiaries in the acquisition of insurance for cell phones, operational risks, general liability, guarantee insurance, among others. There are no balances arising from insurance intermediation between TCS and the Company and its subsidiaries.
The following table summarizes the consolidated balances with related parties:

		Balance Sheet – Assets
		12.31.2025			12.31.2024
Companies	Type of transaction	Cash and cash equivalents	Accounts receivable	Other assets	Cash and cash equivalents	Accounts receivable	Other assets
Parent Companies
Telefónica Móviles Chile, S.A.	k)	—	1,647	—	—	1,415	—
Telefónica Latinoamérica Holding, S.L.	d)	—	—	2,199	—	—	2,389
Telefónica, S.A.	d)	—	4,369	111	—	—	66
		—	6,016	2,310	—	1,415	2,455
Other Group companies
Telefónica Global Solutions Participaçôes, Ltda	a) / d) / e) / f) / j) / n)	—	1,430	354	—	3,331	317
Telefónica Venezolana, C.A.	d) / k)	—	10,537	5,197	—	11,857	5,821
Terra Networks Mexico SA de CV	e)	—	1,174	—	—	551	—
Telefónica Global Solutions, S.L.U.	f) / k)	—	23,441	—	—	25,626	—
Telefónica Innovación Digital, S.L.	d)	—	—	9,608	—	—	3,581
Telefónica Móviles Argentina, S.A.	k)	—	—	—	—	6,183	—
Telfisa Global B.V.	i)	16,694	—	—	18,308	—	—
Telxius Cable Brasil Ltda	a) / d) / f)	—	2,539	321	—	6,644	411
Telefônica Cibersegurança e Tecnologia do Brasil Ltda	a) / d) / e) / n)	—	—	—	—	131	18,270
Celular De Telefonia SA de CV	d)	—	—	2,582	—	—	2,759
FiBrasil Infraestrutura e Fibra Ótica S.A.	a) / e) / f) / j) / n) / p)	—	—	—	—	958	74,991
Telefónica IoT & Big Data Tech, S.A.	c) / d)	—	—	1,598	—	—	1,292
Telefónica Hispanoamérica, S.A.	d)	—	—	2,077	—	—	3,168
Telefónica Móviles del Uruguay, S.A.	k)	—	—	—	—	1,137	—
Other		—	5,155	2,424	—	5,407	2,335
		16,694	44,276	24,161	18,308	61,825	112,945
Total		16,694	50,292	26,471	18,308	63,240	115,400

Current assets
Cash and cash equivalents (Note 3.)		16,694	—	—	18,308	—	—
Trade accounts receivable (Note 5.)		—	50,292	—	—	63,240	—
Other assets (Note 11.)		—	—	26,317	—	—	72,641
Non-current assets
Other assets (Note 11.)		—	—	154	—	—	42,759

		Balance Sheet – Liabilities
		12.31.2025		12.31.2024
Companies	Type of transaction	Trade accounts payable	Other liabilities and leases	Trade accounts payable	Other liabilities and leases
Parent Companies
Telefónica Móviles Chile, S.A.	k)	900	—	979	—
Telefónica Latinoamérica Holding, S.L.	d)	—	1,205	—	1,199
Telefónica, S.A.	d) / e) / m)	11,490	124,541	8,585	128,304
		12,390	125,746	9,564	129,503
Other Group companies
Telefónica Global Solutions Participaçôes, Ltda	d) / e) / f) / k)	60,099	318	31,843	318
Telefónica Compras Electrónicas, S.L.	g)	31,253	—	29,952	—
Telefónica Innovación Digital, S.L.	h)	38,503	—	40,613	—
Telefónica Venezolana, C.A.	d) / k)	11,037	1,742	12,310	1,961
Telefónica Global Solutions, S.L.U.	e) / f) / j) / k)	54,769	—	55,623	—
Telxius Cable Brasil Ltda	d) / f) / l)	44,993	10,354	50,965	1,572
Companhia AIX Participações Ltda	p)	2,867	60,481	2,691	80,549
Telefónica IoT & Big Data Tech, S.A.	h)	33,477	—	31,315	—
Telefônica Cibersegurança e Tecnología do Brasil Ltda	e)	—	—	111,819	—
FiBrasil Infraestrutura e Fibra Ótica S.A.	d) / f)	—	—	121,887	13
Other		30,363	468	47,487	561
		307,361	73,363	536,505	84,974
Total		319,751	199,109	546,069	214,477

Current liabilities
Trade accounts payable and other payables (Note 17.)		319,751	—	546,069	—
Leases (Note 21.)		—	25,608	—	24,335
Other liabilities (Note 23.)		—	138,026	—	133,290
Non-current liabilities
Leases (Note 21.)		—	34,873	—	56,214
Other liabilities (Note 23.)		—	602	—	638

		Income statement
		2025			2024			2023
Companies	Type of transaction	Operating revenues	Operating revenues (cost and other expenses)	Financial income (expenses)	Operating revenues	Operating revenues (cost and other expenses)	Financial income (expenses)	Operating revenues	Operating revenues (cost and other expenses)	Financial income (expenses)
Parent Companies
Telefónica Móviles Chile, S.A.	k)	2,966	(4,739)	32	2,852	(3,549)	(11)	2,446	(2,444)	26
Telefónica Latinoamérica Holding, S.L.	d)	—	936	1,680	—	1,099	(38)	—	4,534	(775)
Telefónica, S.A.	d) / e) / m)	—	(546,756)	32,792	—	(532,139)	(47,364)	—	(486,147)	7,572
		2,966	(550,559)	34,504	2,852	(534,589)	(47,413)	2,446	(484,057)	6,823
Other Group companies
Telefónica Global Solutions Participaçôes, Ltda	a) / d) / e) / f) / j) / k) / n)	5,975	(76,307)	—	6,047	(87,976)	(21)	11,242	(95,885)	—
Telefónica Móviles Argentina, S.A	k)	4,226	(2,603)	482	3,204	(7,260)	(1,167)	2,304	(6,194)	132
Telefónica Innovación Digital, S.L.	d) / h)	—	(235,400)	9,583	—	(222,662)	(23,180)	—	(209,100)	10,724
Telefónica Global Technology S.A.	e)	—	(72,935)	1,054	—	(77,779)	(5,847)	—	(64,435)	2,555
Telefónica Global Solutions, S.L.U.	e) / f) / j) / k)	35,747	(99,341)	1,109	41,586	(100,807)	2,213	40,095	(78,611)	(2,547)
Telxius Cable Brasil Ltda	a) / d) / f) / l)	9,406	(234,803)	3,616	9,350	(250,233)	(9,884)	8,257	(215,062)	4,579
Telefônica Cibersegurança e Tecnología do Brasil Ltda	a) / d) / e) / n)	588	(244,920)	—	351	(278,898)	—	817	(200,290)	—
Telefónica IoT & Big Data Tech, S.A.	c) / d) / h)	—	(132,306)	4,755	—	(121,052)	(5,732)	—	(114,302)	6,307
FiBrasil Infraestrutura e Fibra Ótica S.A.	a) / d) / e) / f) / j) / n) / p)	5,470	(285,415)	9,514	11,331	(385,680)	12,727	8,658	(215,377)	5,238
Companhia AIX Participações Ltda	a) / p)	104	—	(9,066)	45	—	(2,946)	70	—	(5,474)
Telefônica Factoring do Brasil Ltda.	d) / o)	11	2,494	—	12	1,477	699	23	2,966	—
Others		5,939	(110,075)	(37)	7,954	(107,137)	(2,791)	8,503	(97,078)	9,195
		67,466	(1,491,611)	21,010	79,880	(1,638,007)	(35,929)	79,969	(1,293,368)	30,709
Total		70,432	(2,042,170)	55,514	82,732	(2,172,596)	(83,342)	82,415	(1,777,425)	37,532
29.b. Management compensation
Consolidated key management compensation paid by the Company to its Board of Directors and Statutory Officers for the years ended December 31, 2025, and 2024 totaled R$79,300 and R$67,496, respectively. Of this amount, R$40,632 (R$36,179 on December 31, 2024) for salaries, benefits and social charges and R$38,668 (R$31,317 on December 31, 2024) for variable compensation.
These were recorded as personnel expenses in General and administrative expenses.
For the years ended December 31, 2025, 2024 and 2023, the Directors and Officers received no pension, retirement or similar benefits.